Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	144,331,089.75	14,524
Yield Supplement Overcollateralization Amount 12/31/16	2,279,322.23	0
Receivables Balance 12/31/16	146,610,411.98	14,524
Principal Payments	8,388,994.52	285
Defaulted Receivables	248,408.19	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	2,050,821.74	0
Pool Balance at 01/31/17	135,922,187.53	14,221

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	17.43%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	5.04%
Weighted Average Remaining Term	27.14

Delinquent Receivables:
Past Due 31-60 days	3,646,707.07	259
Past Due 61-90 days	951,325.58	65
Past Due 91-120 days	115,692.90	10
Past Due 121+ days	0.00	0
Total	4,713,725.55	334

Total 31+ Delinquent as % Ending Pool Balance	3.47%

Recoveries	145,697.30

Aggregate Net Losses/(Gains) - January 2017	102,710.89

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.84%
Prior Net Losses Ratio	0.94%
Second Prior Net Losses Ratio	0.13%
Third Prior Net Losses Ratio	0.34%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.60%

Flow of Funds	$ Amount

Collections	8,958,052.34
Advances	(3,459.37)
Investment Earnings on Cash Accounts	3,463.95
Servicing Fee	(122,175.34)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,835,881.58

Distributions of Available Funds
(1) Class A Interest	128,550.67
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	794,723.77
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	276,055.79
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,835,881.58

Servicing Fee	122,175.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 01/17/17	136,716,911.30
Principal Paid	8,408,902.22
Note Balance @ 02/15/17	128,308,009.08

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-3
Note Balance @ 01/17/17	11,431,911.30
Principal Paid	8,408,902.22
Note Balance @ 02/15/17	3,023,009.08
Note Factor @ 02/15/17	1.2863868%

Class A-4
Note Balance @ 01/17/17	109,676,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	109,676,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	15,609,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	150,923.57
Total Principal Paid	8,408,902.22
Total Paid	8,559,825.79

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	7,907.07
Principal Paid	8,408,902.22
Total Paid to A-3 Holders	8,416,809.29

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2027766
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2979601
Total Distribution Amount	11.5007367

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0336471
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.7825626
Total A-3 Distribution Amount	35.8162097

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	94.51
Noteholders' Principal Distributable Amount	905.49

Account Balances	$ Amount

Advances
Balance as of 12/31/16	40,328.89
Balance as of 01/31/17	36,869.52
Change	(3,459.37)

Reserve Account
Balance as of 01/17/17	1,903,544.61
Investment Earnings	677.02
Investment Earnings Paid	(677.02)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61